Common Stock and Warrants (Details Narrative)								1 Months Ended			3 Months Ended	9 Months Ended			12 Months Ended
		Sep. 30, 2022 USD ($) $ / shares shares	Sep. 14, 2022 USD ($) shares	Aug. 12, 2022 USD ($) shares	Jun. 09, 2022 USD ($)	Sep. 30, 2021 USD ($) shares	May 25, 2021 USD ($) shares	Sep. 30, 2022 USD ($) $ / shares shares	Aug. 31, 2022 USD ($) shares	Apr. 30, 2022 USD ($) shares	Jun. 30, 2022 USD ($)	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2022 CAD ($) shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Sep. 30, 2022 $ / shares	Apr. 30, 2022 $ / shares	Mar. 31, 2022 USD ($)	Dec. 31, 2020 shares
Class of Stock [Line Items]
Stock issued new, shares | shares								443,110		1,181,250
Share price | $ / shares																$ 0.08	$ 0.08
Broker warrants issued | shares	[1]											519,160	519,160
Note payable		$ 125,000						$ 125,000				$ 125,000			$ 0
Purchase acqusition					$ 185,000
Repayments of Long-Term Loans from Vendors					25,000
Number value purchase price issuance					35,000						$ 35,000
Loan settled					125,000
Repayment of Loans					$ 25,000
Number of shares issued, other | shares										3,375,000
Offering private placement										$ 75,000		$ 793,738		$ 742,375
Class of Warrant or Right, Outstanding | shares		24,435,560						24,435,560				24,435,560			9,623,510				0
Private Placement [Member]
Class of Stock [Line Items]
Sale of stock | shares										6,250,000
Gibbs [Member]
Class of Stock [Line Items]
Interest rate																		6.00%
Gibbs [Member] | Private Placement [Member]
Class of Stock [Line Items]
Note payable		$ 26,100						$ 26,100		$ 75,000		$ 26,100
Accrued interest		$ 463						$ 463				463
Share price | $ / shares																0.08	0.08
Gibbs [Member] | Promissory Note [Member]
Class of Stock [Line Items]
Note payable											$ 26,100
Interest rate											6.00%
Gibbs [Member] | Promissory Note One [Member]
Class of Stock [Line Items]
Note payable																		$ 50,000
Gibbs [Member] | Promissory Note Two [Member]
Class of Stock [Line Items]
Note payable																		$ 25,000
Power [Member]
Class of Stock [Line Items]
Debt Conversion, amount												$ 96,500
Debt Conversion, Shares Issued | shares												2,144,444	2,144,444
Share price | $ / shares		$ 0.045						$ 0.045				$ 0.045
Common Stock [Member]
Class of Stock [Line Items]
Share price | $ / shares																$ 0.12	$ 0.15
Placement Sept 2022 [Member] | Common Stock And One Warrant Unit [Member] | Tranche One [Member]
Class of Stock [Line Items]
Stock issued new, shares | shares				8,307,700
Placement Sept 2022 [Member] | Common Stock And One Warrant Unit [Member] | Tranche Two [Member]
Class of Stock [Line Items]
Stock issued new, shares | shares			8,307,700						8,307,700
Placement Sept 2022 [Member] | Broker Warrants [Member]
Class of Stock [Line Items]
Broker warrants issued | shares		184,350
Placement Sep 2022 [Member] | Common Stock And One Warrant Unit [Member]
Class of Stock [Line Items]
Broker warrants													$ 14,748
Proceeds from Issuance or Sale of Equity													$ 649,868
Placement Sep 2022 [Member] | Warrants 2 [Member] | Tranche Three [Member]
Class of Stock [Line Items]
Derivative Liability		$ 97,080	$ 100,656					$ 97,080				$ 97,080
Warrant issued | shares			2,760,200
Derivative, Gain on Derivative												3,576
Placement Sep 2022 [Member] | Broker Warrants 1 [Member] | Tranche Three [Member]
Class of Stock [Line Items]
Warrant issued | shares			80,100
Fair Value Adjustment of Warrants												2,921
Placement Aug 2022 [Member] | Broker Warrants [Member] | Tranche Two [Member]
Class of Stock [Line Items]
Warrant issued | shares									104,250
Fair Value Adjustment of Warrants												6,312
Placement Aug 2022 [Member] | Warrants [Member] | Tranche One [Member]
Class of Stock [Line Items]
Derivative Liability		106,093		$ 129,812				106,093				106,093
Warrant issued | shares				3,247,500
Derivative, Gain on Derivative												23,719
Placement Aug 2022 [Member] | Warrants 1 [Member] | Tranche Two [Member]
Class of Stock [Line Items]
Derivative Liability		79,609						79,609	$ 139,255			79,609
Warrant issued | shares									2,300,000
Derivative, Gain on Derivative												59,646
Placement April 2022 [Member] | Common Stock And One Warrant Unit [Member]
Class of Stock [Line Items]
Proceeds from Issuance or Sale of Equity										$ 394,082
Placement April 2022 [Member] | Broker Warrants [Member]
Class of Stock [Line Items]
Broker warrants issued | shares										70,000
Placement Aprl 2022 [Member] | Warrants 3 [Member]
Class of Stock [Line Items]
Derivative Liability										$ 203,838
Placment Aprl 2022 [Member] | Warrants 3 [Member]
Class of Stock [Line Items]
Derivative Liability										$ 248,760
Fair Value Adjustment of Warrants												44,922
Placment Aprl 2022 [Member] | Private Placement [Member]
Class of Stock [Line Items]
Fair Value Adjustment of Warrants												1,344
Private Placement [Member]
Class of Stock [Line Items]
Stock issued new, shares | shares															14,358,700
Proceeds from sale of stock															$ 742,375
Placement Sept 2021 [Member] | Common Stock And One Warrant Unit [Member]
Class of Stock [Line Items]
Stock issued new, shares | shares						3,108,700
Proceeds from Issuance or Sale of Equity						$ 190,552
Placement Sept 2021 [Member] | Broker Warrants [Member]
Class of Stock [Line Items]
Broker warrants issued | shares						91,000
Placement Sept 2021 [Member] | Warrants [Member]
Class of Stock [Line Items]
Warrant expiration date						May 31, 2024								May 31, 2024
Placement Sept 2021 [Member] | Warrants 4 [Member]
Class of Stock [Line Items]
Derivative Liability		80,463						80,463				80,463			341,145
Derivative, Gain on Derivative												260,682
Placement Sept 2021 [Member] | Broker Warrants 3 [Member] | Private Placement [Member]
Class of Stock [Line Items]
Fair Value Adjustment of Warrants												7,472
Placment May 2021 [Member] | Common Stock And One Warrant Unit [Member] | Private Placement [Member]
Class of Stock [Line Items]
Stock issued new, shares | shares							6,250,000
Proceeds from Issuance or Sale of Equity							$ 401,823
Warrant expiration date							May 31, 2024
Placment May 2021 [Member] | Broker Warrants [Member] | Private Placement [Member]
Class of Stock [Line Items]
Broker warrants issued | shares							173,810
Placment May 2021 [Member] | Warrants 5 [Member] | Private Placement [Member]
Class of Stock [Line Items]
Derivative Liability		$ 163,161						$ 163,161				163,161			$ 683,063
Fair Value Adjustment of Warrants												519,902
Placment May 2021 [Member] | Broker Warrants 4 [Member] | Private Placement [Member]
Class of Stock [Line Items]
Fair Value Adjustment of Warrants												$ 12,943

[1]	Broker warrants expire 24 months from issue date